COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Base rent(1)	$3,443	$3,797	$3,184
Straight-line rent	116	124	154
Lease termination	55	18	15
Other lease income(1)(2)	623	—	—
Other revenue from tenants(1)(3)	806	—	—
Other(1)	—	253	271
Total commercial property revenue	$5,043	$4,192	$3,624

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)	Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.

(3)	Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

Disclosure of operating leases
Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Less than 1 year	$3,282	$2,285
1-5 years	11,679	8,472
More than 5 years	11,856	11,667
Total	$26,817	$22,424